CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 24,351	$ 4,585	$ 10,713
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	61,344	61,184	57,832
Gain on sale of real estate, land and other investments	(19,365)	(68)	(54)
Gain on involuntary conversion	0	(1,660)	0
Impairment of real estate investments	0	1,678	338
Donation of real estate investments	0	450	0
Bad debt expense	733	1,399	2,472
Changes in other assets and liabilities:
Increase in receivable arising from straight-lining of rents	(1,732)	(1,443)	(2,403)
Increase in accounts receivable	(914)	(3,371)	(603)
Increase in prepaid and other assets	(1,162)	(138)	(702)
Decrease (increase) in tax, insurance and other escrow	1,469	(2,040)	1,381
Increase in deferred charges and leasing costs	(6,501)	(4,731)	(5,686)
Increase (decrease) in accounts payable, accrued expenses and other liabilities	551	5,567	(3,153)
Net cash provided by operating activities	58,774	61,412	60,135
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from real estate deposits	2,766	2,588	3,645
Payments for real estate deposits	(2,579)	(3,016)	(2,354)
Principal proceeds on mortgage loans receivable	2	2	389
Proceeds from sale of marketable securities - available-for-sale	95	0	0
Purchase of marketable securities available-for-sale	(300)	0	0
Increase in lender holdbacks for improvements	(7,436)	0	0
Proceeds from sale of real estate - discontinued operations	81,539	103	68
Proceeds from sale of real estate and other investments	74	40	0
Insurance proceeds received	347	1,395	2,962
Payments for acquisitions and improvements of real estate investments	(62,824)	(80,069)	(59,077)
Net cash provided (used) by investing activities	11,684	(78,957)	(54,367)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from mortgages payable	139,947	166,490	73,530
Principal payments on mortgages payable	(213,658)	(180,482)	(67,230)
Principal payments on revolving lines of credit and other debt	(25,650)	(15,567)	(14,073)
Proceeds from revolving lines of credit and other debt	56,300	15,500	20,500
Proceeds from sale of common shares, net of issue costs	19,598	108,271	5,978
Repurchase of fractional shares and partnership units	(10)	(11)	(10)
Net (payments) proceeds from noncontrolling partner - consolidated real estate entities	(425)	(475)	717
Distributions paid to common shareholders, net of reinvestment of $10,627, $9,762 and $10,603, respectively	(43,234)	(37,323)	(29,009)
Distributions paid to preferred shareholders	(2,372)	(2,372)	(2,372)
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment of $746, $772 and $782, respectively	(13,057)	(13,489)	(13,601)
Distributions paid to noncontrolling interests - consolidated real estate entities	(1,055)	(1,273)	(165)
Distributions paid to redeemable noncontrolling interests - consolidated real estate entities	(442)	(177)	(112)
Redemption of partnership units	0	0	(158)
Net cash (used) provided by financing activities	(84,058)	39,092	(26,005)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(13,600)	21,547	(20,237)
CASH AND CASH EQUIVALENTS AT END OF YEAR	54,791	33,244	53,481
CASH AND CASH EQUIVALENTS AT END OF PERIOD	41,191	54,791	33,244
SUPPLEMENTARY SCHEDULE OF NON-CASH INVESTING AND FINANCING
Distribution reinvestment plan	10,627	9,762	10,603
Operating partnership distribution reinvestment plan	746	772	782
Assets acquired through the issuance of operating partnership units	4,996	3,897	3,730
Operating partnership units converted to shares	6,905	3,755	5,034
Real estate investment acquired through assumption of indebtedness and accrued costs	9,895	2,569	0
Adjustments to accounts payable included within real estate investments	933	324	(90)
Fair value adjustments to redeemable noncontrolling interests	370	(192)	6
Cash paid during the year for:
Interest on mortgages	63,163	67,234	67,947
Interest other	1,399	682	421
Cash paid during the period, total	$ 64,562	$ 67,916	$ 68,368